Vanguard Managed Payout Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (23.9%)
Vanguard Total Stock Market Index Fund Investor Shares	3,074,663	192,874
Vanguard Small-Cap Value Index Fund Admiral Shares	1,815,002	69,351
Vanguard Value Index Fund Investor Shares	1,977,142	68,785
		331,010
Global Stock Fund (5.1%)
Vanguard Global Minimum Volatility Fund Investor Shares	6,113,218	70,241

International Stock Funds (26.6%)
Vanguard Total International Stock Index Fund Investor Shares	24,653,873	332,334
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,634,680	34,655
		366,989
U.S. Bond Funds (13.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	14,276,097	160,892
Vanguard Ultra-Short-Term Bond Fund Investor Shares	2,631,885	26,108
		187,000
International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	7,227,790	81,674

Alternative Funds (25.0%)
Vanguard Alternative Strategies Fund	9,586,254	175,716
Vanguard Commodity Strategy Fund	5,040,275	101,914
Vanguard Market Neutral Fund Investor Shares	7,015,794	67,843
		345,473
Total Investment Companies (Cost $1,375,438)		1,382,387
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.943% (Cost $838)	8,392	838
Total Investments (100.1%) (Cost $1,376,276)		1,383,225
Other Assets and Liabilities—Net (-0.1%)		(1,411)
Net Assets (100%)		1,381,814
Cost rounded to $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Managed Payout Fund

Effective May 21, 2020, the fund was renamed Vanguard Managed Allocation Fund and removed the monthly payout feature. The fund also changed its investment objective, principal investment strategies, and distribution policy.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March
	2019		from	Realized	Change in		Capital Gain	31, 2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	231,325	7,759	36,260	(1,475)	(25,633)	—	—	175,716
Vanguard Commodity
Strategy Fund	141,734	3,834	13,950	(2,397)	(27,307)	—	—	101,914
Vanguard Emerging
Markets Stock Index
Fund	95,902	34	46,800	1,271	(15,752)	34	—	34,655
Vanguard Global
Minimum Volatility
Fund	139,654	—	49,685	12,827	(32,555)	—	—	70,241
Vanguard Market
Liquidity Fund	—	NA1	NA1	(2)	—	2	—	838
Vanguard Market
Neutral Fund	89,985	3,205	20,959	(884)	(3,504)	135	—	67,843
Vanguard Small-Cap
Value Index Fund	—	95,502	861	(323)	(24,967)	283	—	69,351
Vanguard Total Bond
Market II Index Fund	212,647	15,376	72,441	3,054	2,256	1,276	—	160,892

Managed Payout Fund

Vanguard Total
International Bond
Index Fund	110,091	5,210	34,030	2,691	(2,288)	229	—	81,674
Vanguard Total
International Stock
Index Fund	451,751	42,013	48,777	(3,660)	(108,993)	807	—	332,334
Vanguard Total Stock
Market Index Fund	208,568	60,405	29,920	3,361	(49,540)	906	—	192,874
Vanguard Ultra-
Short-Term Bond
Fund	91,244	2,415	67,520	252	(283)	403	—	26,108
Vanguard Value Index
Fund	95,523	1,583	3,899	(85)	(24,337)	583	—	68,785
Total	1,868,424	237,336	425,102	14,630	(312,903)	4,658	—	1,383,225

1 Not applicable—purchases and sales are for temporary cash investment purposes.